CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Debt

The following table provides a summary of the activity of the Company's unsecured, convertible, promissory notes:

	Principal Balance 1/1/2020	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2020	Less: Discount Balance	Net Principal Balance 12/31/2020
October 2016 Notes	$330,000	$—	$(330,000)	$—	$—	$—	$—
St. George Notes	617,663	—	(617,663)		—	—	—
BayBridge Notes	940,600	—	(940,600)		—	—	—
Bellridge Notes	496,000	—	(451,000)	(45,000)	—	—	—
Power Up Notes	106,820	—	(106,820)		—	—	—
Widjaja Note	330,000	—	(330,000)		—	—	—
GS Capital Notes	169,500	—	(169,500)		—	—	—
Penumbra Note (related party)	—	250,000	(250,000)		—	—	—
BD1 Notes (related party)	—	10,500,000	—		10,500,000	(2,936,952)	7,563,048
Crowdex Note (related party)	—	—	250,000		250,000	—	250,000
	$2,990,583	$10,750,000	$(2,945,583)	$(45,000)	$10,750,000	$(2,936,952)	$7,813,048

	Principal Balance 12/31/2020	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2021	Less: Discount Balance	Net Principal Balance 12/31/2021
BD1 Notes (related party)	$10,500,000	$—	$(600,000)	$—	$9,900,000	$(2,210,182)	$7,689,818
Crowdex Note (related party)	250,000	—	—	(250,000)	—	—	—
Nanyang Note	—	—	600,000	(100,000)	500,000	(112,971)	387,029
	$10,750,000	$—	$—	$(350,000)	$10,400,000	$(2,323,153)	$8,076,847

Schedule of Debt Conversions

The following table provides a summary of the activity of the Company's secured notes:

	Global Ichiban	St. George	BD1	Total
Secured Notes Principal Balance at January 1, 2020	5,012,897	2,160,000	—	$7,172,897
New notes	6,400,000	—	—	6,400,000
Note conversions	(600,000)	—	—	(600,000)
Note Assignments	—	(2,160,000)	2,160,000	—
Notes Exchanged	(5,012,897)	—	(2,160,000)	(7,172,897)
Secured Notes Principal Balance at December 31, 2020	5,800,000	—	—	5,800,000
Less: remaining discount	(394,363)	—	—	(394,363)
Secured Notes, net of discount, at December 31, 2020	5,405,637	—	—	5,405,637
New notes		—	—	—
Note conversions	(5,800,000)	—	—	(5,800,000)
Secured Notes Principal Balance at December 31, 2021	$—	$—	$—	$—

During September 2020, a number of the Company’s investors entered into assignment agreements to sell their existing debt to BD1. Refer to Notes 9, 10, and 11, for more information. The assignments did not change the terms of the notes, and transferred ownership of the following debts:

	Principal Converted	Interest Converted	Footnote Reference
St George	$2,160,000	$417,000	Note 9
Investor 1	495,000	187,000	Note 10
Investor 2	650,000	86,000	Note 10
October 2016 Note	330,000	79,000	Note 11
St George	618,000	—	Note 11
Baybridge	941,000	152,000	Note 11
Bellridge	451,000	121,000	Note 11
Power Up	107,000	16,000	Note 11
Widjaja	330,000	68,000	Note 11
GS Capital	170,000	19,000	Note 11
Total	$6,252,000	$1,145,000